RETIREMENT AND POSTRETIREMENT BENEFITS (Details) CAD in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016 CAD item	Jun. 30, 2015 CAD	Jun. 30, 2016 CAD item	Jun. 30, 2015 CAD
Pension and Other Postretirement Benefit Disclosures
Number of registered pension plans | item	3		3
Number of supplemental pension plans | item	4		4
Net Benefit Costs Recognized
Benefits earned during the period	CAD 41	CAD 44	CAD 83	CAD 88
Interest cost on projected benefit obligations	23	26	49	53
Expected return on plan assets	(38)	(37)	(76)	(73)
Amortization of prior service costs		1		1
Amortization of actuarial loss	9	12	18	24
Net benefit costs on an accrual basis	35	46	74	93
Offsetting regulatory liabilities	3	0	5	0
Other Postretirement Plans
Net Benefit Costs Recognized
Net benefit costs on an accrual basis	CAD 3	CAD 4	CAD 7	CAD 7